Investment in an associate (Details 1) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of investment in an associate [Line Items]
Interest income	$ 29,827	$ 62,394	$ 64,819
Net income (loss) for the year	(3,297,578)	7,217,068	14,320,556
Other comprehensive income (loss)		(1,345,417)	1,618,077
Comprehensive income (loss) for the year	(3,297,578)	4,453,128	15,901,410
Minco Silver Corp [Member]
Disclosure of investment in an associate [Line Items]
Administrative expenses		2,576,760	2,805,616
Interest income		521,021	911,213
Net income (loss) for the year	$ (5,205,216)	(2,407,668)	6,680,947
Other comprehensive income (loss)		(9,277,783)	10,851,532
Comprehensive income (loss) for the year		$ (11,685,451)	$ 17,532,479